RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

26.     RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

					Foreign	Other		Change in
	December 31,	Financing	Operating	Acquisitions/	exchange	comprehensive	Change	retained	Other	December 31,
	2020	cash flows	cash flows	Disposals	movement	income	in fair value	earnings	changes(1)	2021
Notes (Note 24)	208,155	(16,504)	—	—	187	—	—	—	158	191,996
Bank and other loans (Note 24)	221,113	48,718	—	1,735	—	(10)	—	—	(1,413)	270,143
Lease obligation (Note 0)	150,814	(16,516)	(11,548)	146	45	72	—	—	31,496	154,509
Payables related to repurchase of common stock (Note 32)	—	(21,483)	—	—	—	—	—	—	21,483	—
Dividends payable (Note 32)	109	(61,955)	—	—	—	—	—	61,967	(53)	68
Payables related to transactions under common control	—	(3,474)	—	—	—	—	—	—	3,474	—
Liability under put option agreement	62	—	—	—	—	—	(62)	—	—	—
Derivative instruments	(3,591)	—	—	—	(125)	—	—	—	426	(3,290)

Total liabilities arising from financial activities	576,662	(71,214)	(11,548)	1,881	107	62	(62)	61,967	55,571	613,426
(1)	Including accrual of liabilities related to repurchase of common stock, additions under lease agreements, dividends related to non-controlling interest, depreciation of debt issuance cost, modification gain and other changes.

					Foreign	Other		Change in
	December 31,	Financing	Operating	Acquisitions/	exchange	comprehensive	Change	retained	Other	December 31,
	2019	cash flows	cash flows	Disposals	movement	income	in fair value	earnings	changes(1)	2020

Notes (Note 24)	183,935	18,590	—	—	7,674	—	—	—	(2,044)	208,155
Bank and other loans (Note 24)	159,384	60,055	—	26	—	—	—	—	1,648	221,113
Lease obligation (Note 0)	155,308	(15,054)	(12,173)	(145)	1,405	150	—	—	21,323	150,814
Payables related to repurchase of common stock (Note 32)	—	(16,028)	—	—	—	—	—	—	16,028	—
Dividends payable (Note 32)	23,080	(74,923)	—	—	—	—	—	52,012	(60)	109
Payables related to transactions under common control	22	—	—	—	—	—	—	—	(22)	—
Liability under put option agreement	73	—	—	—	—	—	(53)	—	42	62
Derivative instruments	955	—	(449)	—	(3,582)	—	—	—	(515)	(3,591)
Total liabilities arising from financial activities	522,757	(27,360)	(12,622)	(119)	5,497	150	(53)	52,012	36,400	576,662
(1)	Including accrual of liabilities related to repurchase of common stock, additions under lease agreements, dividends related to non-controlling interest, depreciation of debt issuance cost, modification gain and other changes.